Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 9.2%
Security	Principal Amount (000's omitted)	Value
AASET, Series 2025-1A, Class A, 5.943%, 2/16/50(1)	$291	$ 295,646
ACHM Mortgage Trust, Series 2024-HE1, Class C, 6.55%, 5/25/39(1)	344	341,749
ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31(1)	710	724,355
Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.72%, 6/7/55(1)	1,231	1,232,139
ARES LII CLO Ltd., Series 2019-52A, Class DRR, 6.832%, (3 mo. SOFR + 2.50%), 4/22/31(1)(2)	1,750	1,751,050
Babson CLO Ltd., Series 2022-4A, Class D1R, 7.576%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	1,000	1,004,909
Ballyrock CLO 16 Ltd., Series 2021-16A, Class DR, 9.476%, (3 mo. SOFR + 5.15%), 4/20/38(1)(2)	1,000	986,948
Barings CLO Ltd., Series 2025-1A, Class E, 8.926%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	1,000	994,397
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 11.329%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	500	504,041
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, 8.576%, (3 mo. SOFR + 4.25%), 10/20/37(1)(2)	1,000	1,005,727
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.717%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	500	501,316
Bridge Trust, Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)	465	437,845
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.926%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	1,008,205
Cajun Global LLC, Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	964	987,602
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-4RA, Class C, 7.479%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,000	2,004,920
Series 2014-4RA, Class D, 10.229%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	250	248,528
Series 2015-5A, Class DR, 11.287%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	250	250,469
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	60	55,236
Crown City CLO III, Series 2021-1A, Class C, 7.887%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	997,539
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 7.179%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	1,500	1,508,176
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 8.126%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	1,000	1,011,154
Empower CLO Ltd., Series 2024-1A, Class D1, 8.069%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	1,000	1,007,656
FirstKey Homes Trust, Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	500	487,478
Security	Principal Amount (000's omitted)	Value
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 7.876%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	$800	$ 802,952
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class D1, 7.568%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	1,500	1,505,170
Series 2024-3A, Class D1, 7.629%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,004,012
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	1,247	1,201,791
HTAP Issuer Trust, Series 2024-2, Class A, 6.50%, 4/25/42(1)	759	757,660
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 7.19%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)	1,354	1,357,506
Series 2025-GT1, Class B, 7.89%, (1 mo. SOFR + 3.55%), 5/16/30(1)(2)	270	270,753
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.479%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,505,823
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.918%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	1,000	972,940
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 7.218%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,250	1,252,501
NRZ Excess Spread-Collateralized Notes, Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	841	850,739
OCP CLO Ltd.:
Series 2023-27A, Class DR, 7.668%, (3 mo. SOFR + 3.35%), 7/16/35(1)(2)	750	750,038
Series 2024-32A, Class D1, 8.069%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,000	1,010,672
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 8.368%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	1,200	1,204,620
PRET LLC, Series 2024-NPL5, Class A1, 5.963% to 9/25/25, 9/25/54(1)(3)	445	447,121
RR 35 Ltd., Series 2024-35A, Class D, 9.668%, (3 mo. SOFR + 5.35%), 1/15/40(1)(2)	2,500	2,531,922
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1, 7.774% to 4/25/28, 5/25/30(1)(3)	948	945,899
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class F, 8.881%, 1/18/33(1)	900	908,997
Sixth Street CLO XV Ltd., Series 2020-15A, Class D1R, 7.469%, (3 mo. SOFR + 3.15%), 10/24/37(1)(2)	1,000	1,002,637
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	890	870,997
STAR Trust:
Series 2021-SFR1, Class F, 6.857%, (1 mo. SOFR + 2.514%), 4/17/38(1)(2)	1,000	998,797
Series 2025-SFR5, Class D, 6.792%, (1 mo. SOFR + 2.45%), 2/17/42(1)(2)	459	459,404

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
STAR Trust: (continued)
Series 2025-SFR5, Class E, 7.292%, (1 mo. SOFR + 2.95%), 2/17/42(1)(2)	$230	$ 230,007
Series 2025-SFR6, Class C, 6.358%, (1 mo. SOFR + 2.00%), 8/17/42(1)(2)	404	404,616
Series 2025-SFR6, Class D, 6.758%, (1 mo. SOFR + 2.40%), 8/17/42(1)(2)	674	675,142
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	15	15,290
Tricon Residential Trust, Series 2025-SFR1, Class E, 6.842%, (1 mo. SOFR + 2.50%), 3/17/42(1)(2)	422	422,393
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class B, 4.929%, 6/28/50(1)	635	728,210
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	500	518,965
Total Asset-Backed Securities (identified cost $44,537,283)		$ 44,954,659

Collateralized Mortgage Obligations — 7.5%
Security	Principal Amount (000's omitted)	Value
A&D Mortgage Trust:
Series 2023-NQM5, Class M1, 8.122%, 11/25/68(1)(4)	$370	$ 378,283
Series 2024-NQM4, Class M1, 5.929%, 8/25/69(1)(4)	509	508,104
Series 2024-NQM6, Class B1A, 7.293%, 1/25/70(1)(4)	459	466,200
Asset Based Lending LLC:
Series 2024-RTL1, Class A1, 6.075% to 3/25/27, 9/25/29(1)(3)	500	501,478
Series 2025-RTL1, Class A2, 8.024% to 8/25/25, 6/25/30(1)(3)	500	503,246
Cascade Funding Mortgage Trust:
Series 2025-HB16, Class M3, 3.00%, 3/25/35(1)(4)	669	622,682
Series 2025-HB16, Class M4, 3.00%, 3/25/35(1)(4)	1,000	890,819
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	500	505,617
CFMT LLC:
Series 2024-HB13, Class M2, 3.00%, 5/25/34(1)(4)	470	445,808
Series 2024-HB15, Class M2, 4.00%, 8/25/34(1)(4)	625	600,306
Series 2024-HB15, Class M3, 4.00%, 8/25/34(1)(4)	689	651,382
Champs Trust:
Series 2024-1, Class A, 8.72%, 7/25/59(1)(4)	991	1,025,772
Series 2024-2, Class A, 9.251%, 11/25/59(1)(4)	1,076	1,121,322
Series 2024-3, Class A, 8.293%, 1/25/60(1)(4)	1,290	1,339,588
Series 2025-1, Class A, 8.177%, 4/25/60(1)(4)	1,396	1,454,318
Security	Principal Amount (000's omitted)	Value
Cross Mortgage Trust:
Series 2025-H2, Class B1A, 6.626%, 3/25/70(1)(4)	$1,346	$ 1,346,754
Series 2025-H5, Class B1A, 6.975%, 7/25/70(1)(4)	1,098	1,107,808
EFMT:
Series 2025-NQM3, Class M1A, 6.052%, 8/25/70(1)(4)	808	811,845
Series 2024-RM2, Class A1A, 5.00%, 7/25/54(1)	886	851,699
Series 2025-NQM2, Class M1A, 6.268%, 6/25/70(1)(4)	823	830,231
Series 2025-NQM3, Class B2, 7.221%, 8/25/70(1)(4)	1,000	959,586
Series 2025-NQM3, Class M1B, 6.451%, 8/25/70(1)(4)	1,619	1,626,748
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA3, Class B2, 10.60%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	855	1,058,913
Series 2021-DNA6, Class B2, 11.85%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	1,280	1,365,864
HTAP Issuer Trust, Series 2025-1, Class A, 6.50%, 11/25/42(1)	1,287	1,272,124
JP Morgan Mortgage Trust, Series 2025-NQM2, Class M1B, 6.902%, 9/25/65(1)(4)	634	639,605
JPM Lending Facility, 11.356%, (SOFR + 7.00%), 7/15/29(2)	1,238	1,249,547
MFRA Trust:
Series 2024-NQM3, Class M1, 6.671%, 12/25/69(1)(4)	459	467,141
Series 2025-NQM1, Class B1, 7.034%, 3/25/70(1)(4)	1,000	1,003,483
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	826	831,567
Onity Loan Investment Trust, Series 2024-HB2, Class M4, 5.00%, 8/25/37(1)(4)	500	456,630
PRPM LLC:
Series 2024-NQM1, Class B1, 7.45%, 12/25/68(1)(4)	1,000	1,003,597
Series 2024-NQM4, Class M1A, 6.518%, 12/26/69(1)(4)	459	467,131
Series 2024-RCF4, Class M1, 4.00% to 7/25/26, 7/25/54(1)(3)	467	432,827
Series 2024-RCF5, Class M1, 4.00% to 8/25/26, 8/25/54(1)(3)	375	351,639
Series 2025-NQM1, Class M1A, 6.645%, 11/25/69(1)(4)	900	916,982
Series 2025-RPL2, Class M1, 3.75% to 4/25/26, 4/25/55(1)(3)	461	430,910
PRPM Trust:
Series 2025-NQM3, Class M1, 6.188%, 5/25/70(1)(4)	539	542,804
Series 2025-NQM2, Class M1B, 7.077%, 4/25/70(1)(4)	1,104	1,114,980

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
RMF Proprietary Issuance Trust, Series 2022-2, Class M3, 3.75%, 6/25/62(1)(4)	$1,000	$ 879,260
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50% to 7/25/26, 2/25/30(1)	750	754,754
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1B, 6.966%, 1/25/65(1)(4)	897	907,177
SUA LLC, Series 2025-1, Class B, 6.995%, 5/25/40(1)	1,246	1,250,217
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(4)	1,051	1,014,876
Total Collateralized Mortgage Obligations (identified cost $36,457,000)		$ 36,961,624

Commercial Mortgage-Backed Securities — 3.2%
Security	Principal Amount* (000's omitted)	Value
BAHA Trust, Series 2024-MAR, Class C, 7.516%, 12/10/41(1)(4)	750	$ 773,891
BAMLL Trust, Series 2024-BHP, Class B, 7.242%, (1 mo. SOFR + 2.90%), 8/15/39(1)(2)	855	861,042
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.546%, 2/15/50(1)(4)	1,000	699,957
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.232%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)	400	402,376
BX Trust, Series 2025-GW, Class E, 7.992%, (1 mo. SOFR + 3.65%), 7/15/42(1)(2)	870	875,290
CSMC Trust, Series 2022-CNTR, Class A, 8.286%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)(5)	1,000	665,282
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 0.00%, 8/10/42(1)(6)	923	923,000
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 8.592%, (1 mo. SOFR + 4.25%), 12/15/39(1)(2)	500	501,402
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 7.681%, (1 mo. SOFR + 3.339%), 6/15/41(1)(2)	1,100	1,105,685
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.348%, 12/10/34(1)(4)	1,000	988,529
INTOWN Mortgage Trust, Series 2025-STAY, Class D, 7.192%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)	1,780	1,781,534
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	150	6,300
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class D, 4.048%, 9/15/47(1)(4)	750	642,591
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 7.50%, (U.S. (Fed) Prime Rate), 6/15/35(1)(2)	100	53,865
Security	Principal Amount* (000's omitted)		Value
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.783%, (1 mo. SOFR + 2.441%), 2/15/42(1)(2)		895	$ 890,728
ORL Trust, Series 2024-GLKS, Class E, 7.532%, (1 mo. SOFR + 3.19%), 12/15/39(1)(2)		344	345,720
Taurus U.K. DAC, Series 2025-UK3A, Class E, 8.022%, (SONIA + 3.80%), 7/20/35(1)(2)	GBP	500	663,831
VCC Trust, Series 2025-MC1, Class A1, 8.163% to 5/25/28, 5/25/55(1)(3)		1,014	1,015,838
Vita Scientia DAC, Series 2022-1A, Class D, 4.539%, (3 mo. EURIBOR + 2.49%), 8/27/25(1)(2)	EUR	450	495,351
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)		1,700	1,580,949
Willowbrook Mall, Series 2025-WBRK, Class D, 6.075%, 3/5/35(1)(4)		459	440,837
Total Commercial Mortgage-Backed Securities (identified cost $16,215,570)			$ 15,713,998

Common Stocks — 0.6%
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.5%
Range Red Acquisitions LLC, Class A1(7)(8)(9)	974	$ 2,164,676
		$ 2,164,676
Energy — 0.1%
Enviva LLC(8)(10)	17,982	$ 350,658
		$ 350,658
Oil and Gas — 0.0%†
Frontera Energy Corp.	15,961	$ 73,262
		$ 73,262
Pharmaceuticals — 0.0%†
Endo, Inc.(8)	425	$ 10,026
Mallinckrodt International Finance SA(8)(9)	1,976	172,110
		$ 182,136
Total Common Stocks (identified cost $2,349,167)		$ 2,770,732

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Convertible Bonds — 0.3%
Security	Principal Amount* (000's omitted)		Value
Internet Software & Services — 0.3%
Delivery Hero SE:
Series B, 2.125%, 3/10/29(11)	EUR	1,000	$ 1,015,625
3.25%, 2/21/30(11)	EUR	400	450,004
			$ 1,465,629
Real Estate Investment Trusts (REITs) — 0.0%†
Shimao Group Holdings Ltd., 0.00%, 7/21/26(11)		118	$ 115,493
			$ 115,493
Total Convertible Bonds (identified cost $1,512,896)			$ 1,581,122

Corporate Bonds — 47.2%
Security	Principal Amount* (000's omitted)		Value
Advertising — 0.0%†
CMG Media Corp., 8.875%, 6/18/29(1)		128	$ 124,311
			$ 124,311
Aerospace and Defense — 0.6%
Bombardier, Inc.:
7.00%, 6/1/32(1)		275	$ 284,828
7.25%, 7/1/31(1)		536	560,365
Czechoslovak Group AS, 5.25%, 1/10/31(1)	EUR	780	916,192
TransDigm, Inc.:
4.625%, 1/15/29		1,023	1,001,020
6.625%, 3/1/32(1)		385	396,365
			$ 3,158,770
Air Transport — 0.3%
Gatwick Airport Finance PLC, 4.375%, 4/7/26(11)	GBP	1,270	$ 1,669,418
			$ 1,669,418
Airlines — 0.3%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)		1,431	$ 1,353,144
9.50%, 6/1/28(1)		267	273,933
			$ 1,627,077
Security	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods — 1.1%
Beach Acquisition Bidco LLC:
5.25%, 7/15/32(1)	EUR	1,740	$ 2,022,369
10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(12)		2,045	2,137,178
Champ Acquisition Corp., 8.375%, 12/1/31(1)		757	802,757
PrestigeBidCo GmbH, 5.776%, (3 mo. EURIBOR + 3.75%), 7/1/29(2)(11)	EUR	565	649,185
			$ 5,611,489
Auto Parts & Equipment — 0.2%
Clarios Global LP/Clarios U.S. Finance Co.:
4.75%, 6/15/31(11)	EUR	680	$ 786,457
6.75%, 2/15/30(1)		45	46,424
			$ 832,881
Automotive — 1.3%
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)		2,126	$ 2,012,561
Dana Financing Luxembourg SARL, 8.50%, 7/15/31(11)	EUR	300	371,191
Forvia SE, 8.00%, 6/15/30(1)		550	573,553
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(12)		250	250,513
6.75%, (6.75% cash or 7.50% PIK), 11/15/29(11)(12)	EUR	382	463,515
7.75%, (7.75% cash or 8.50% PIK), 11/15/30(1)(12)		200	205,451
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(11)(12)	EUR	205	245,347
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)		236	241,661
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)		475	505,809
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		1,190	818,794
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		587	564,992
4.875%, 11/15/31(1)		239	225,442
			$ 6,478,829
Building and Development — 2.3%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)(13)		1,309	$ 1,332,194
CP Atlas Buyer, Inc.:
9.75%, 7/15/30(1)		354	357,430
12.75%, (7.00% cash and 5.75% PIK), 1/15/31(1)		1,091	1,037,390
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)		1,295	1,322,012
JH North America Holdings, Inc.:
5.875%, 1/31/31(1)		251	252,016

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
JH North America Holdings, Inc.: (continued)
6.125%, 7/31/32(1)		329	$ 332,660
LBM Acquisition LLC, 6.25%, 1/15/29(1)		261	229,261
Masterbrand, Inc., 7.00%, 7/15/32(1)		1,040	1,058,256
Miller Homes Group Finco PLC, 6.529%, (3 mo. EURIBOR + 4.25%), 10/15/30(2)(11)	EUR	520	605,558
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		741	718,123
6.375%, 11/1/32(1)		519	519,824
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/28(1)		1,302	1,298,782
8.875%, 11/15/31(1)		250	263,329
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)		1,099	1,078,193
White Cap Buyer LLC, 6.875%, 10/15/28(1)		1,095	1,092,980
			$ 11,498,008
Building Materials — 0.6%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)		1,230	$ 1,136,193
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)		859	881,549
6.75%, 3/1/33(1)		728	747,120
			$ 2,764,862
Business Equipment and Services — 0.3%
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)		245	$ 257,080
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(1)		923	899,128
6.875%, 6/15/30(1)		255	261,220
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)		239	232,736
			$ 1,650,164
Cable and Satellite Television — 1.9%
Altice Financing SA, 5.00%, 1/15/28(1)		860	$ 690,128
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		585	534,730
4.25%, 1/15/34(1)		1,278	1,102,303
4.50%, 8/15/30(1)		726	679,783
4.75%, 3/1/30(1)		988	939,518
5.00%, 2/1/28(1)		400	392,778
6.375%, 9/1/29(1)		601	606,930
Security	Principal Amount* (000's omitted)		Value
Cable and Satellite Television (continued)
DISH Network Corp., 11.75%, 11/15/27(1)		397	$ 413,801
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(11)	GBP	2,951	3,775,936
			$ 9,135,907
Capital Markets — 0.2%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		835	$ 853,987
			$ 853,987
Chemicals — 0.7%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(12)		745	$ 768,599
Calderys Financing LLC, 11.25%, 6/1/28(1)		1,070	1,131,821
Olympus Water U.S. Holding Corp., 9.625%, 11/15/28(11)	EUR	1,350	1,626,353
			$ 3,526,773
Chemicals and Plastics — 1.6%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(11)	EUR	560	$ 629,567
Avient Corp.:
6.25%, 11/1/31(1)		325	326,450
7.125%, 8/1/30(1)		760	781,299
Celanese U.S. Holdings LLC:
5.00%, 4/15/31	EUR	770	883,663
6.75%, 4/15/33		252	254,405
7.20%, 11/15/33		1,001	1,045,907
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)		1,191	1,249,405
Herens Holdco SARL, 4.75%, 5/15/28(1)		452	394,499
Herens Midco SARL, 5.25%, 5/15/29(11)	EUR	320	260,650
INEOS Finance PLC, 6.375%, 4/15/29(11)	EUR	400	458,921
Italmatch Chemicals SpA:
7.48%, (3 mo. EURIBOR + 5.50%), 2/6/28(2)(11)	EUR	200	230,916
10.00%, 2/6/28(11)	EUR	902	1,087,371
			$ 7,603,053
Commercial Services — 2.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.875%, 6/1/28(11)	GBP	580	$ 748,300
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		562	516,657
4.625%, 10/1/27(1)		54	52,846
Avis Budget Finance PLC, 7.25%, 7/31/30(11)	EUR	160	187,861
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(11)	GBP	530	756,987

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Commercial Services (continued)
Cimpress PLC, 7.375%, 9/15/32(1)		445	$ 435,535
Currenta Group Holdings SARL, 6.143%, (3 mo. EURIBOR + 4.00%), 5/15/32(1)(2)	EUR	1,020	1,178,069
Herc Holdings, Inc.:
7.00%, 6/15/30(1)		400	413,664
7.25%, 6/15/33(1)		340	352,325
IPD 3 BV, 5.50%, 6/15/31(1)	EUR	1,060	1,234,025
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		1,323	1,308,426
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		891	869,432
Pachelbel Bidco SpA, 7.125%, 5/17/31(1)	EUR	715	885,181
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)		537	555,094
VT Topco, Inc., 8.50%, 8/15/30(1)		928	989,184
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		1,201	1,262,024
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		1,110	1,111,223
			$ 12,856,833
Computers — 1.2%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(11)	EUR	780	$ 904,767
Amentum Holdings, Inc., 7.25%, 8/1/32(1)		1,217	1,259,895
Atos SE, 9.00% to 12/18/25, 12/18/29(3)(11)	EUR	1,043	1,325,288
CACI International, Inc., 6.375%, 6/15/33(1)		375	383,921
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		1,025	1,090,073
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		671	686,893
McAfee Corp., 7.375%, 2/15/30(1)		400	371,302
			$ 6,022,139
Containers and Glass Products — 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(11)	EUR	1,225	$ 1,266,695
			$ 1,266,695
Cosmetics & Personal Care — 0.1%
Opal Bidco SAS, 5.50%, 3/31/32(1)	EUR	490	$ 576,577
			$ 576,577
Distribution & Wholesale — 0.4%
RB Global Holdings, Inc., 6.75%, 3/15/28(1)		454	$ 465,301
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		368	361,751
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		1,052	1,116,384
			$ 1,943,436
Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services — 1.0%
Azorra Finance Ltd., 7.25%, 1/15/31(1)		465	$ 475,756
CI Financial Corp., 4.10%, 6/15/51		525	376,150
Hightower Holding LLC, 9.125%, 1/31/30(1)		815	870,221
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)		423	443,594
Rocket Cos., Inc.:
6.125%, 8/1/30(1)		435	441,341
6.375%, 8/1/33(1)		650	663,802
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		1,022	966,209
4.00%, 10/15/33(1)		65	57,571
Sherwood Financing PLC, 7.625%, 12/15/29(11)	EUR	620	722,545
			$ 5,017,189
Diversified Telecommunication Services — 0.2%
Level 3 Financing, Inc.:
3.875%, 10/15/30(1)		116	$ 100,050
4.50%, 4/1/30(1)		389	352,356
4.875%, 6/15/29(1)		104	97,891
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		200	186,165
			$ 736,462
Drugs — 0.5%
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		264	$ 281,182
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44		406	325,279
5.375%, 9/30/32	EUR	1,475	1,756,067
			$ 2,362,528
Ecological Services and Equipment — 0.6%
GFL Environmental, Inc., 4.75%, 6/15/29(1)		906	$ 886,567
Luna 2 5SARL, 5.50%, 7/1/32(11)	EUR	650	768,206
Reworld Holding Corp., 4.875%, 12/1/29(1)		1,130	1,080,170
Wrangler Holdco Corp., 6.625%, 4/1/32(1)		262	270,902
			$ 3,005,845
Electric — 0.4%
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)		369	$ 337,050
XPLR Infrastructure Operating Partners LP:
7.25%, 1/15/29(1)		585	597,082
8.375%, 1/15/31(1)		411	431,412
8.625%, 3/15/33(1)		413	437,765
			$ 1,803,309

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Electric Utilities — 1.2%
Alpha Generation LLC, 6.75%, 10/15/32(1)		1,243	$ 1,273,066
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(1)	EUR	1,255	1,498,186
6.375%, 2/15/32(1)		465	470,061
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		578	560,821
TransAlta Corp., 7.75%, 11/15/29		606	631,942
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)		608	624,381
6.375%, 3/15/33(1)		390	399,576
6.625%, 3/15/32(1)		610	630,167
			$ 6,088,200
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)		834	$ 809,839
Sensata Technologies, Inc.:
4.375%, 2/15/30(1)		439	420,596
6.625%, 7/15/32(1)		200	204,573
			$ 1,435,008
Energy — 0.3%
Sunoco LP, 7.25%, 5/1/32(1)		445	$ 466,785
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/29		583	565,554
4.50%, 4/30/30		372	357,024
			$ 1,389,363
Engineering & Construction — 0.6%
Arcosa, Inc., 6.875%, 8/15/32(1)		552	$ 570,752
Artera Services LLC, 8.50%, 2/15/31(1)		665	551,330
OHL Operaciones SA, 9.75%, (5.10% cash and 4.65% PIK), 12/31/29(11)	EUR	383	410,634
TopBuild Corp., 4.125%, 2/15/32(1)		976	900,519
VM Consolidated, Inc., 5.50%, 4/15/29(1)		750	736,964
			$ 3,170,199
Entertainment — 2.8%
Allwyn Entertainment Financing U.K. PLC:
4.125%, 2/15/31(1)(13)	EUR	1,620	$ 1,844,363
7.25%, 4/30/30(11)	EUR	1,047	1,266,069
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)		536	546,957
Cirsa Finance International SARL, 6.50%, 3/15/29(11)	EUR	1,165	1,390,854
CPUK Finance Ltd., 7.875%, 8/28/29(11)	GBP	825	1,138,600
Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Flutter Treasury DAC:
5.00%, 4/29/29(11)	EUR	800	$ 947,590
5.875%, 6/4/31(1)		633	637,570
Lottomatica Group SpA, 4.875%, 1/31/31(11)	EUR	1,185	1,400,174
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		825	855,898
Motion Finco SARL:
7.375%, 6/15/30(11)	EUR	400	433,122
8.375%, 2/15/32(1)		506	447,468
Playtika Holding Corp., 4.25%, 3/15/29(1)		900	823,765
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		519	514,215
Voyager Parent LLC, 9.25%, 7/1/32(1)		1,495	1,582,411
			$ 13,829,056
Financial Intermediaries — 0.5%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(14)(15)		1,178	$ 1,147,199
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		587	545,839
Ford Motor Credit Co. LLC:
5.113%, 5/3/29		335	327,875
5.303%, 9/6/29		360	353,549
			$ 2,374,462
Food Products — 0.5%
Froneri Lux FinCo SARL, 4.75%, 8/1/32(11)(13)	EUR	775	$ 892,610
Ingles Markets, Inc., 4.00%, 6/15/31(1)		762	710,142
La Doria SpA, 5.376%, 12/30/30(2)(11)	EUR	700	804,700
			$ 2,407,452
Food Service — 0.3%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)		293	$ 271,832
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(1)		1,084	1,164,995
			$ 1,436,827
Health Care — 2.0%
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 5.872%, (3 mo. EURIBOR + 3.875%), 1/15/31(2)(11)	EUR	540	$ 623,848
Chrome Holdco SAS, 5.00%, 5/31/29(11)	EUR	190	30,291
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)		467	363,504
Ephios Subco 3 SARL, 7.875%, 1/31/31(11)	EUR	930	1,150,231
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		409	374,459

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		1,203	$ 1,269,623
IQVIA, Inc., 6.25%, 6/1/32(1)		697	715,613
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		792	745,161
10.00%, 6/1/32(1)		140	145,514
Medline Borrower LP, 5.25%, 10/1/29(1)		1,350	1,324,467
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		60	54,234
3.875%, 5/15/32(1)		345	301,463
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		405	416,930
Team Health Holdings, Inc.:
8.375%, 6/30/28(1)(13)		264	265,514
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)		888	959,263
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		860	879,755
			$ 9,619,870
Health Care Technology — 0.3%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		1,275	$ 1,254,411
			$ 1,254,411
Healthcare Services — 0.1%
Molina Healthcare, Inc., 6.25%, 1/15/33(1)		242	$ 239,065
			$ 239,065
Home Furnishings — 0.2%
Somnigroup International, Inc., 3.875%, 10/15/31(1)		1,322	$ 1,195,656
			$ 1,195,656
Homebuilders/Real Estate — 0.2%
New Home Co., Inc.:
8.50%, 11/1/30(1)		385	$ 393,555
9.25%, 10/1/29(1)		672	697,471
			$ 1,091,026
Insurance — 1.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)		153	$ 155,413
7.00%, 1/15/31(1)		455	468,253
Fidus Re Ltd., 6.83%, (1 mo. U.S. T-Bill Rate + 2.50%), 1/8/42(1)(2)		2,295	2,295,896
Galaxy Bidco Ltd., 8.125%, 12/19/29(11)	GBP	740	1,020,575
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)		609	647,750
Security	Principal Amount* (000's omitted)		Value
Insurance (continued)
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		699	$ 723,281
Ryan Specialty LLC, 5.875%, 8/1/32(1)		725	727,642
			$ 6,038,810
Internet Software & Services — 0.9%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		270	$ 260,301
6.125%, 12/1/28(1)		853	814,827
Cars.com, Inc., 6.375%, 11/1/28(1)		819	817,997
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		648	580,462
Snap, Inc., 6.875%, 3/1/33(1)		1,016	1,042,514
United Group BV:
6.393%, (3 mo. EURIBOR + 4.25%), 2/15/31(2)(11)	EUR	655	750,770
6.75%, 2/15/31(11)	EUR	200	236,717
			$ 4,503,588
Leisure Goods/Activities/Movies — 0.7%
Carnival Corp., 5.75%, 8/1/32(1)		390	$ 393,128
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		390	387,546
7.00%, 8/1/32(1)		560	578,757
LHMC Finco 2 SARL, 8.625%, (8.625% cash or 9.375% PIK), 5/15/30(1)(12)	EUR	700	840,896
TUI AG, 5.875%, 3/15/29(11)	EUR	898	1,073,475
			$ 3,273,802
Leisure Time — 0.2%
NCL Corp. Ltd.:
6.25%, 3/1/30(1)		282	$ 285,591
6.75%, 2/1/32(1)		555	570,399
			$ 855,990
Lodging and Casinos — 0.2%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		924	$ 951,990
			$ 951,990
Machinery — 0.4%
Dynamo Newco II GmbH, 6.25%, 10/15/31(1)	EUR	950	$ 1,132,999
IMA Industria Macchine Automatiche SpA, 5.776%, (3 mo. EURIBOR + 3.75%), 4/15/29(2)(11)	EUR	915	1,056,090
			$ 2,189,089

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Media — 1.0%
CSC Holdings LLC:
3.375%, 2/15/31(1)		574	$ 376,055
4.125%, 12/1/30(1)		373	251,139
5.50%, 4/15/27(1)		345	334,220
11.75%, 1/31/29(1)		395	369,726
Gray Media, Inc., 5.375%, 11/15/31(1)		507	374,657
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)		946	899,078
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)		365	324,328
Sinclair Television Group, Inc.:
4.375%, 12/31/32(1)		80	59,737
8.125%, 2/15/33(1)		669	682,814
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(11)(12)	EUR	572	662,491
Univision Communications, Inc., 9.375%, 8/1/32(1)		641	665,528
			$ 4,999,773
Metals/Mining — 1.1%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)		1,168	$ 1,300,419
Compass Minerals International, Inc.:
6.75%, 12/1/27(1)		155	155,002
8.00%, 7/1/30(1)		567	587,785
First Quantum Minerals Ltd.:
8.00%, 3/1/33(1)		285	294,027
9.375%, 3/1/29(1)		1,168	1,239,202
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		503	499,306
6.125%, 4/1/29(1)		220	221,534
Novelis Corp.:
3.25%, 11/15/26(1)		237	233,345
3.875%, 8/15/31(1)		358	321,437
WE Soda Investments Holding PLC:
9.375%, 2/14/31(1)		300	314,509
9.50%, 10/6/28(1)		300	313,085
			$ 5,479,651
Miscellaneous Manufacturing — 0.0%†
CTEC II GmbH, 5.25%, 2/15/30(11)	EUR	240	$ 237,094
			$ 237,094
Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		690	$ 691,546
			$ 691,546
Security	Principal Amount* (000's omitted)		Value
Oil and Gas — 1.2%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)		656	$ 687,892
Civitas Resources, Inc., 8.625%, 11/1/30(1)		1,023	1,044,805
Matador Resources Co., 6.50%, 4/15/32(1)		545	547,090
Parkland Corp.:
4.50%, 10/1/29(1)		480	462,829
4.625%, 5/1/30(1)		292	280,279
Permian Resources Operating LLC:
5.875%, 7/1/29(1)		701	702,021
6.25%, 2/1/33(1)		375	377,576
7.00%, 1/15/32(1)		418	432,015
SM Energy Co., 7.00%, 8/1/32(1)		580	574,821
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)		307	307,874
Transocean, Inc., 8.75%, 2/15/30(1)		174	180,139
Vital Energy, Inc.:
7.875%, 4/15/32(1)		250	219,664
9.75%, 10/15/30		249	233,786
			$ 6,050,791
Packaging & Containers — 1.1%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)		1,001	$ 1,022,509
Fiber Midco SpA, 10.75% 10.00% PIK, 6/15/29(1)	EUR	950	992,758
Kleopatra Finco SARL, 4.25%, 3/1/26(11)	EUR	155	162,945
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		453	458,657
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC:
8.25%, 5/15/30(1)	EUR	1,680	1,957,515
9.50%, 5/15/30(1)		705	722,480
			$ 5,316,864
Pharmaceuticals — 1.4%
1261229 BC Ltd., 10.00%, 4/15/32(1)		1,001	$ 1,019,733
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)(13)		282	286,577
Bayer AG, 5.375% to 6/25/30, 3/25/82(11)(15)	EUR	400	466,206
Grifols SA, 7.50%, 5/1/30(11)	EUR	1,054	1,272,347
Nidda Healthcare Holding GmbH, 5.625%, 2/21/30(1)	EUR	652	765,835
P&L Development LLC/PLD Finance Corp., 12.00%, (9.00% cash and 3.50% PIK or 12.00% cash), 5/15/29(1)(12)		380	391,839
Rossini SARL, 6.75%, 12/31/29(11)	EUR	555	669,679
Teva Pharmaceutical Finance Netherlands II BV, 4.125%, 6/1/31	EUR	280	321,899
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46		1,506	1,073,765

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV: (continued)
6.00%, 12/1/32		375	$ 382,314
			$ 6,650,194
Pipelines — 1.2%
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)		612	$ 621,934
8.25%, 1/15/32(1)		649	681,067
Kinetik Holdings LP, 5.875%, 6/15/30(1)		679	680,174
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)		495	490,324
Plains All American Pipeline LP, Series B, 8.698%, (3 mo. SOFR + 4.372%)(2)(14)		926	928,838
Venture Global LNG, Inc.:
7.00%, 1/15/30(1)		320	324,738
8.125%, 6/1/28(1)		609	630,914
8.375%, 6/1/31(1)		268	277,390
9.00% to 9/30/29(1)(14)(15)		982	983,134
9.875%, 2/1/32(1)		178	192,163
			$ 5,810,676
Publishing — 0.3%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		326	$ 324,994
7.375%, 9/1/31(1)		290	301,698
8.00%, 8/1/29(1)		606	616,491
			$ 1,243,183
Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(1)(13)		410	$ 409,690
7.875%, 4/1/30(1)		448	461,757
			$ 871,447
Real Estate Investment Trusts (REITs) — 1.4%
Adler Financing SARL, 8.25% 8.25% PIK, 12/31/28	EUR	687	$ 826,934
Alexandrite Lake Lux Holdings SARL, 6.75%, 7/30/30(1)	EUR	390	453,691
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 5/15/29(11)	EUR	1,200	1,514,762
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		644	649,438
8.875%, 9/1/31(1)		594	637,173
Essendi SA, 6.375%, 10/15/29(11)	EUR	1,050	1,269,528
Security	Principal Amount* (000's omitted)		Value
Real Estate Investment Trusts (REITs) (continued)
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		1,285	$ 1,359,755
Shimao Group Holdings Ltd.:
5.00%, (5.00% cash or 6.00% PIK), 7/21/31(11)(12)		729	51,014
5.00%, (2.00% cash or 3.00% PIK), 7/21/32(11)(12)		136	6,784
5.00%, (2.00% cash or 3.00% PIK), 7/21/33(11)(12)		204	8,141
5.00%, (2.00% cash or 3.00% PIK), 1/21/34(11)(12)		204	15,773
			$ 6,792,993
Retail — 1.7%
B&M European Value Retail SA, 8.125%, 11/15/30(11)	GBP	400	$ 560,830
Boots Group Finco LP:
5.375%, 8/31/32(11)(13)	EUR	320	374,277
7.375%, 8/31/32(11)(13)	GBP	470	633,507
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(11)	GBP	860	1,181,532
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		969	1,026,097
eG Global Finance PLC, 11.00%, 11/30/28(11)	EUR	600	759,818
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)		558	581,672
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		793	732,997
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.375%, 1/15/29(1)		259	241,233
8.75%, 1/15/32(1)		278	246,412
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)		775	753,750
Waga Bondco Ltd., 8.50%, 6/15/30(11)	GBP	1,130	1,459,503
			$ 8,551,628
Retailers (Except Food and Drug) — 0.3%
Bath & Body Works, Inc.:
6.875%, 11/1/35		410	$ 422,531
6.95%, 3/1/33		282	290,367
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		737	703,734
			$ 1,416,632
Software — 0.7%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		592	$ 554,907
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		344	347,641
9.00%, 9/30/29(1)		609	630,675

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Software (continued)
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)		602	$ 611,340
TeamSystem SpA, 5.526%, (3 mo. EURIBOR + 3.50%), 7/31/31(1)(2)	EUR	1,029	1,180,054
			$ 3,324,617
Steel — 0.5%
Allegheny Ludlum LLC, 6.95%, 12/15/25		401	$ 402,665
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)		565	550,569
7.50%, 9/15/31(1)		435	434,631
TMS International Corp., 6.25%, 4/15/29(1)		878	836,661
			$ 2,224,526
Telecommunications — 1.7%
British Telecommunications PLC, 6.375% to 9/3/30, 12/3/55(11)(15)	GBP	565	$ 756,774
C&W Senior Finance Ltd., 9.00%, 1/15/33(1)		305	314,801
EchoStar Corp., 10.75%, 11/30/29		647	681,991
Fibercop SpA:
5.125%, 6/30/32(11)	EUR	220	255,039
7.20%, 7/18/36(1)		517	514,518
Iliad Holding SASU, 8.50%, 4/15/31(1)		285	305,934
Odido Group Holding BV, 5.50%, 1/15/30(11)	EUR	600	693,127
Sable International Finance Ltd., 7.125%, 10/15/32(1)		262	262,306
Stagwell Global LLC, 5.625%, 8/15/29(1)		311	299,590
Summer (BC) Holdco A SARL, 9.25%, 10/31/27(11)	EUR	462	529,751
Telefonica Europe BV, 7.125% to 8/23/28(11)(14)(15)	EUR	800	1,008,086
Vmed O2 U.K. Financing I PLC, 4.00%, 1/31/29(11)	GBP	840	1,043,076
Zegona Finance PLC:
6.75%, 7/15/29(11)	EUR	350	423,590
8.625%, 7/15/29(1)		1,165	1,241,890
			$ 8,330,473
Transportation — 0.7%
Edge Finco PLC, 8.125%, 8/15/31(11)	GBP	1,394	$ 1,957,400
Seaspan Corp., 5.50%, 8/1/29(1)		923	879,704
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)		665	690,552
			$ 3,527,656
Utilities — 1.0%
Calpine Corp., 5.00%, 2/1/31(1)		615	$ 608,269
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)		411	385,449
Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
NRG Energy, Inc.:
3.875%, 2/15/32(1)	118	$ 107,900
6.00%, 2/1/33(1)	505	506,794
6.25%, 11/1/34(1)	335	339,707
10.25% to 3/15/28(1)(14)(15)	635	699,504
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	460	441,381
5.00%, 1/31/28(1)	450	444,291
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	193	187,147
6.875%, 4/15/32(1)	1,103	1,146,758
		$ 4,867,200
Total Corporate Bonds (identified cost $225,635,734)		$231,857,350

Preferred Stocks — 0.0%†
Security	Shares	Value
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(8)	2,137	$ 49,151
Series G1(8)	1,477	33,971
Total Preferred Stocks (identified cost $74,087)		$ 83,122

Senior Floating-Rate Loans — 29.3%(16)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.4%
TransDigm, Inc., Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 2/28/31	1,868	$ 1,875,262
		$ 1,875,262
Airlines — 0.2%
American Airlines, Inc., Term Loan, 6.576%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	973	$ 969,888
		$ 969,888
Apparel & Luxury Goods — 0.4%
Champ Acquisition Corp., Term Loan, 8.166%, (6 mo. USD Term SOFR + 4.00%), 11/25/31	296	$ 298,796

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods (continued)
Gloves Buyer, Inc., Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 5/24/32		700	$ 687,050
Hanesbrands, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		742	745,808
			$ 1,731,654
Auto Components — 1.1%
Adient U.S. LLC, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		988	$ 992,205
Autokiniton U.S. Holdings, Inc., Term Loan, 8.471%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		570	552,512
Clarios Global LP:
Term Loan, 4.901%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	1,505	1,723,654
Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		1,158	1,159,493
DexKo Global, Inc.:
Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		508	485,543
Term Loan, 8.606%, (1 mo. USD Term SOFR + 4.25%), 10/4/28		148	142,357
LTI Holdings, Inc., Term Loan, 8.606%, (1 mo. USD Term SOFR + 4.25%), 7/29/29		397	398,092
			$ 5,453,856
Automobiles — 0.2%
Bombardier Recreational Products, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 1/22/31		518	$ 519,648
MajorDrive Holdings IV LLC, Term Loan, 8.557%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		479	471,910
			$ 991,558
Biotechnology — 0.2%
Alltech, Inc., Term Loan, 8.721%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		721	$ 724,849
			$ 724,849
Broadline Retail — 0.1%
Peer Holding III BV, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		697	$ 699,223
			$ 699,223
Building Products — 0.4%
Cornerstone Building Brands, Inc., Term Loan, 8.842%, (1 mo. USD Term SOFR + 4.50%), 5/15/31		489	$ 424,277
Borrower/Description	Principal Amount* (000's omitted)	Value
Building Products (continued)
LBM Acquisition LLC, Term Loan, 6/6/31(17)	389	$ 364,507
MI Windows & Doors LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 3/28/31	743	744,449
Oscar AcquisitionCo LLC, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 4/29/29	392	358,033
		$ 1,891,266
Capital Markets — 1.0%
Advisor Group, Inc., Term Loan, 7/16/32(17)	450	$ 450,704
Citco Funding LLC, Term Loan, 6.934%, (6 mo. USD Term SOFR + 2.75%), 4/27/28	705	709,233
Focus Financial Partners LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 9/15/31	961	962,488
Fortress Intermediate 3, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	1,543	1,548,161
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 3/22/31	397	397,791
Mariner Wealth Advisors LLC, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 12/31/30	859	864,323
		$ 4,932,700
Chemicals — 1.2%
Aruba Investments Holdings LLC, Term Loan, 8.456%, (1 mo. USD Term SOFR + 4.00%), 11/24/27	588	$ 566,664
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.046%, (3 mo. USD Term SOFR + 1.75%), 12/20/29	781	784,467
Discovery Purchaser Corp., Term Loan, 8.082%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	422	422,852
Groupe Solmax, Inc., Term Loan, 9.223% - 9.307%, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR+ 4.75%), 5/29/28	0(18)	385
INEOS U.S. Finance LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	731	680,717
Lonza Group AG, Term Loan, 8.321%, (3 mo. USD Term SOFR + 3.93%), 7/3/28	490	439,415
Momentive Performance Materials, Inc., Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 3/29/28	348	349,450
Olympus Water U.S. Holding Corp., Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	895	893,306
SCUR-Alpha 1503 GmbH, Term Loan, 9.808%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	298	283,128

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Tronox Finance LLC, Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 4/4/29	995	$ 915,406
W.R. Grace & Co.-Conn., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 9/22/28	757	759,015
		$ 6,094,805
Commercial Services & Supplies — 1.3%
Albion Financing 3 SARL, Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 5/21/31	587	$ 590,329
Allied Universal Holdco LLC, Term Loan, 8.206%, (1 mo. USD Term SOFR + 3.75%), 5/12/28	1,112	1,115,456
EnergySolutions LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	654	659,172
Foundever Worldwide Corp., Term Loan, 8.106%, (1 mo. USD Term SOFR + 3.75%), 8/28/28	977	532,736
Garda World Security Corp., Term Loan, 7.343%, (1 mo. USD Term SOFR + 3.00%), 2/1/29	1,034	1,035,620
Heritage-Crystal Clean, Inc., Term Loan, 8.069%, (3 mo. USD Term SOFR + 3.75%), 10/17/30	396	397,960
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 12/2/31	400	402,918
Reworld Holding Corp.:
Term Loan, 6.601%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	26	25,909
Term Loan, 6.601%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	469	470,589
Signal Parent, Inc., Term Loan, 7.908%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	715	504,295
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 10/24/31	499	502,570
		$ 6,237,554
Construction Materials — 0.2%
Quikrete Holdings, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 3/19/29	765	$ 766,622
		$ 766,622
Consumer Finance — 0.1%
CPI Holdco B LLC, Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	422	$ 421,846
		$ 421,846
Containers & Packaging — 0.5%
Altium Packaging LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 6/11/31	743	$ 738,324
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc.:
Term Loan, 7.531%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		612	$ 611,984
Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 4/1/32		786	786,596
Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 4/1/32(19)		14	13,752
Trivium Packaging BV, Term Loan, 6.48%, (3 mo. EURIBOR + 4.50%), 5/28/30	EUR	350	401,229
			$ 2,551,885
Diversified Consumer Services — 0.5%
Belron Finance 2019 LLC, Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 10/16/31		993	$ 998,331
Fugue Finance BV, Term Loan, 7.097%, (1 mo. USD Term SOFR + 2.75%), 1/9/32		742	746,395
KUEHG Corp., Term Loan, 7.041%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		601	601,824
			$ 2,346,550
Diversified Telecommunication Services — 0.3%
Altice France SA, Term Loan, 10.50%, (U.S. (Fed) Prime Rate + 3.00%), 8/14/26		497	$ 453,928
Level 3 Financing, Inc., Term Loan, 8.606%, (1 mo. USD Term SOFR + 4.25%), 3/27/32		500	505,195
Lumen Technologies, Inc.:
Term Loan, 6.821%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		304	303,037
Term Loan, 6.821%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		384	382,312
			$ 1,644,472
Electric Utilities — 0.2%
Kohler Energy Co. LLC, Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		365	$ 367,688
MRP Buyer LLC:
Term Loan, 7.568%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		599	589,623
Term Loan, 6/4/32(19)		76	75,043
			$ 1,032,354
Electrical Equipment — 0.3%
Dynamo Newco II GmbH, Term Loan, 9/30/31(17)		500	$ 502,970
WEC U.S. Holdings Ltd., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.25%), 1/27/31		743	744,280
			$ 1,247,250

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Electronic Equipment, Instruments & Components — 0.8%
Chamberlain Group, Inc., Term Loan, 7.706%, (1 mo. USD Term SOFR + 3.25%), 11/3/28	734	$ 735,008
Creation Technologies, Inc., Term Loan, 10.047%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	387	386,909
Ingram Micro, Inc., Term Loan, 6.56%, (3 mo. USD Term SOFR + 2.25%), 9/22/31	506	509,394
Range Red Operating, Inc.:
Term Loan, 12.422%, (1 mo. USD Term SOFR + 8.00%), 10/1/29	355	353,418
Term Loan - Second Lien, 12.422%, (1 mo. USD Term SOFR + 8.00%), 10/1/29	1,487	1,482,535
Verifone Systems, Inc., Term Loan, 10.07%, (3 mo. USD Term SOFR + 5.50%), 8/18/28	203	196,456
		$ 3,663,720
Energy Equipment & Services — 0.2%
New Generation Gas Gathering LLC, Term Loan, 10.058%, (3 mo. USD Term SOFR + 5.75%), 9/30/29	874	$ 875,939
		$ 875,939
Engineering & Construction — 0.3%
Artera Services LLC, Term Loan, 8.796%, (3 mo. USD Term SOFR + 4.50%), 2/15/31	298	$ 248,371
Azuria Water Solutions, Inc.:
Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	426	428,545
Term Loan, 5/17/28(19)	19	19,576
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/31/30	595	599,000
		$ 1,295,492
Entertainment — 0.7%
Creative Artists Agency LLC, Term Loan, 10/1/31(17)	600	$ 601,314
EOC Borrower LLC, Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 3/24/32	1,500	1,505,392
Playtika Holding Corp., Term Loan, 7.221%, (1 mo. USD Term SOFR + 2.75%), 3/13/28	836	829,823
Varsity Brands, Inc., Term Loan, 7.58%, (3 mo. USD Term SOFR + 3.25%), 8/26/31	698	700,956
		$ 3,637,485
Financial Services — 0.1%
Synechron, Inc., Term Loan, 8.058%, (3 mo. USD Term SOFR + 3.75%), 10/3/31	599	$ 599,248
		$ 599,248
Borrower/Description	Principal Amount* (000's omitted)	Value
Food Products — 0.3%
Del Monte Foods, Inc.:
DIP Loan, 5.329%, (3 mo. USD Term SOFR + 1.00%), 4/2/26	144	$ 133,066
Term Loan, 5.292%, (3 mo. USD Term SOFR + 1.00%), 4/2/26	192	134,466
Term Loan, 12.429%, (3 mo. USD Term SOFR + 8.15%), 8/2/28	121	54,511
Term Loan, 15.474%, (3 mo. USD Term SOFR + 11.00%), 12.474% cash, 3.00% PIK, 8/2/28	136	61,328
Term Loan - Second Lien, 0.00%, 8/2/28(5)	491	57,714
Nomad Foods U.S. LLC, Term Loan, 6.535%, (6 mo. USD Term SOFR + 2.50%), 11/12/29	1,195	1,197,363
		$ 1,638,448
Health Care Equipment & Supplies — 0.2%
Bayou Intermediate II LLC, Term Loan, 9.07%, (3 mo. USD Term SOFR + 4.50%), 8/2/28	493	$ 494,626
Medline Borrower LP, Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 10/23/30	619	620,386
		$ 1,115,012
Health Care Providers & Services — 1.6%
CCRR Parent, Inc., Term Loan, 8.697%, (3 mo. USD Term SOFR + 4.25%), 3/6/28	980	$ 342,839
CHG Healthcare Services, Inc., Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 9/29/28	412	412,070
Ensemble RCM LLC, Term Loan, 7.308%, (3 mo. USD Term SOFR + 3.00%), 8/1/29	495	497,841
MED ParentCo LP, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 4/15/31	499	501,682
Medical Solutions Holdings, Inc., Term Loan, 7.908%, (3 mo. USD Term SOFR + 3.50%), 11/1/28	968	537,845
National Mentor Holdings, Inc.:
Term Loan, 8.146% - 8.206%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR+ 3.75%), 3/2/28	387	377,843
Term Loan, 8.146%, (3 mo. USD Term SOFR + 3.75%), 3/2/28	11	11,004
Pacific Dental Services LLC, Term Loan, 7.101%, (1 mo. USD Term SOFR + 2.75%), 3/15/31	593	596,307
Radnet Management, Inc., Term Loan, 6.58%, (3 mo. USD Term SOFR + 2.25%), 4/18/31	990	992,782
Raven Acquisition Holdings LLC:
Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 11/19/31	489	489,166
Term Loan, 11/19/31(19)	35	35,028
Select Medical Corp., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 12/3/31	323	323,375

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 12/19/30	988	$ 991,875
Team Health Holdings, Inc., Term Loan, 9.606%, (1 mo. USD Term SOFR + 5.25%), 3/2/27	1,296	1,296,894
U.S. Anesthesia Partners, Inc., Term Loan, 8.687%, (1 mo. USD Term SOFR + 4.25%), 10/1/28	497	493,168
		$ 7,899,719
Health Care Technology — 0.5%
athenahealth Group, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	867	$ 867,417
Cotiviti Corp., Term Loan, 7.079%, (1 mo. USD Term SOFR + 2.75%), 5/1/31	744	743,370
Symplr Software, Inc., Term Loan, 8.908%, (3 mo. USD Term SOFR + 4.50%), 12/22/27	490	444,008
Waystar Technologies, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 10/22/29	347	348,024
		$ 2,402,819
Healthcare Facilities or Hospitals — 0.1%
LifePoint Health, Inc., Term Loan, 8.068%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	384	$ 383,881
		$ 383,881
Hotels, Restaurants & Leisure — 1.9%
Caesars Entertainment, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 2/6/31	790	$ 790,099
Fertitta Entertainment LLC, Term Loan, 7.601%, (1 mo. USD Term SOFR + 3.25%), 1/27/29	839	840,521
Flutter Financing BV:
Term Loan, 6.046%, (3 mo. USD Term SOFR + 1.75%), 11/30/30	927	925,481
Term Loan, 6/4/32(17)	400	400,666
GVC Holdings (Gibraltar) Ltd., Term Loan, 7.016%, (6 mo. USD Term SOFR + 2.75%), 10/31/29	497	498,940
Herschend Entertainment Co. LLC, Term Loan, 7.603%, (1 mo. USD Term SOFR + 3.25%), 5/27/32	150	151,484
Horizon U.S. Finco LP, Term Loan, 10/31/31(17)	299	295,218
IRB Holding Corp., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	1,943	1,944,466
Ontario Gaming GTA LP, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	395	393,506
Scientific Games Holdings LP, Term Loan, 7.286%, (3 mo. USD Term SOFR + 3.00%), 4/4/29	746	746,778
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 12/4/31	978	978,372
Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Spectacle Gary Holdings LLC, Term Loan, 8.696%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	704	$ 692,384
Voyager Parent LLC, Term Loan, 7/1/32(17)	600	601,284
		$ 9,259,199
Household Durables — 0.2%
ACProducts, Inc., Term Loan, 8.807%, (3 mo. USD Term SOFR + 4.25%), 5/17/28	609	$ 462,247
Madison Safety & Flow LLC, Term Loan, 7.108%, (1 mo. USD Term SOFR + 2.75%), 9/26/31	372	374,281
PHRG Intermediate LLC, Term Loan, 8.333%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	325	325,271
		$ 1,161,799
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 7/8/31	696	$ 595,914
		$ 595,914
Insurance — 1.2%
Alera Group, Inc., Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 5/31/32	400	$ 402,226
Alliant Holdings Intermediate LLC, Term Loan, 7.103%, (1 mo. USD Term SOFR + 2.75%), 9/19/31	404	404,314
AmWINS Group, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	957	958,791
AssuredPartners, Inc., Term Loan, 7.858%, (1 mo. USD Term SOFR + 3.50%), 2/14/31	744	746,707
Broadstreet Partners, Inc., Term Loan, 6/13/31(17)	600	601,122
Ryan Specialty Group LLC, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 9/15/31	697	698,241
Trucordia Insurance Holdings LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 6/17/32	275	276,977
Truist Insurance Holdings LLC:
Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 5/6/31	345	345,548
Term Loan - Second Lien, 9.046%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	439	449,801
USI, Inc., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	1,162	1,162,098
		$ 6,045,825
Interactive Media & Services — 0.3%
Aragorn Parent Corp., Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	818	$ 825,726

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Interactive Media & Services (continued)
Twitter, Inc., Term Loan, 10.958%, (3 mo. USD Term SOFR + 6.50%), 10/26/29	650	$ 634,835
		$ 1,460,561
IT Services — 1.0%
Asurion LLC:
Term Loan, 8.606%, (1 mo. USD Term SOFR + 4.25%), 9/19/30	992	$ 978,059
Term Loan - Second Lien, 9.721%, (1 mo. USD Term SOFR + 5.25%), 1/31/28	500	482,230
Endure Digital, Inc., Term Loan, 7.942%, (1 mo. USD Term SOFR + 3.50%), 2/10/28	972	716,962
Gainwell Acquisition Corp., Term Loan, 8.396%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	408	402,585
Go Daddy Operating Co. LLC, Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 5/30/31	158	158,705
Informatica LLC, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	776	781,252
NAB Holdings LLC, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 11/23/28	980	971,546
Rackspace Finance LLC:
Term Loan, 10.711%, (1 mo. USD Term SOFR + 6.25%), 5/15/28	70	70,552
Term Loan - Second Lien, 7.211%, (1 mo. USD Term SOFR + 2.75%), 5/15/28	349	183,081
		$ 4,744,972
Leisure Products — 0.6%
GSM Holdings, Inc., Term Loan, 9.296%, (3 mo. USD Term SOFR + 5.00%), 9/30/31	298	$ 287,950
Hayward Industries, Inc., Term Loan, 6.971%, (1 mo. USD Term SOFR + 2.50%), 5/30/28	992	995,969
Peloton Interactive, Inc., Term Loan, 9.833%, (3 mo. USD Term SOFR + 5.50%), 5/30/29	896	912,413
Recess Holdings, Inc., Term Loan, 8.069%, (3 mo. USD Term SOFR + 3.75%), 2/20/30	494	496,240
		$ 2,692,572
Machinery — 2.1%
AI Aqua Merger Sub, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 7/31/28	1,034	$ 1,034,383
American Trailer World Corp., Term Loan, 3/3/28(17)	200	167,500
Apex Tool Group LLC:
Term Loan, 14.323%, (3 mo. USD Term SOFR + 14.32%), 7.50% cash, 6.823% PIK, 2/8/30	500	384,725
Term Loan - Second Lien, 9.708%, (3 mo. USD Term SOFR + 5.25%), 2/8/29	210	182,413
Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery (continued)
Barnes Group, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 1/27/32	599	$ 599,996
Clark Equipment Co., Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 4/20/29	524	526,856
Cleanova U.S. Holdings LLC, Term Loan, 9.07%, (3 mo. USD Term SOFR + 4.75%), 6/14/32	175	174,125
Conair Holdings LLC, Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 5/17/28	780	580,489
CPM Holdings, Inc., Term Loan, 8.829%, (1 mo. USD Term SOFR + 4.50%), 9/28/28	492	485,157
Crown Equipment Corp., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.25%), 10/10/31	746	750,216
EMRLD Borrower LP, Term Loan, 6.833%, (3 mo. USD Term SOFR + 2.50%), 5/31/30	1	1,010
Engineered Machinery Holdings, Inc., Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 5/19/28	815	820,611
Filtration Group Corp., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 10/21/28	535	536,736
Gates Global LLC, Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	645	644,993
Madison IAQ LLC, Term Loan, 6.702%, (6 mo. USD Term SOFR + 2.50%), 6/21/28	665	665,796
Roper Industrial Products Investment Co. LLC, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 11/22/29	688	689,624
SPX Flow, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 4/5/29	760	763,327
TK Elevator Midco GmbH, Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30	1,395	1,403,785
		$ 10,411,742
Media — 0.2%
CMG Media Corp., Term Loan, 7.896%, (3 mo. USD Term SOFR + 3.50%), 6/18/29	453	$ 443,026
E.W. Scripps Co.:
Term Loan, 10.208%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	267	270,669
Term Loan, 11/30/29(17)	194	188,838
		$ 902,533
Metals/Mining — 0.3%
Arsenal AIC Parent LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	563	$ 565,066

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Metals/Mining (continued)
PMHC II, Inc., Term Loan, 8.729%, (3 mo. USD Term SOFR + 4.25%), 4/23/29	483	$ 409,691
WireCo WorldGroup, Inc., Term Loan, 8.082%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	249	240,653
		$ 1,215,410
Oil & Gas Storage & Transportation — 0.1%
M6 ETX Holdings II Midco LLC, Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 4/1/32	445	$ 448,476
		$ 448,476
Oil, Gas & Consumable Fuels — 0.5%
Freeport LNG Investments LLLP, Term Loan, 7.576%, (3 mo. USD Term SOFR + 3.25%), 12/21/28	474	$ 474,934
GIP Pilot Acquisition Partners LP, Term Loan, 6.286%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	917	917,722
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.603%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	733	735,135
UGI Energy Services LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 2/22/30	337	338,922
Whitewater Matterhorn Holdings LLC, Term Loan, 6.569%, (3 mo. USD Term SOFR + 2.25%), 6/16/32	150	150,812
		$ 2,617,525
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 2/14/31	592	$ 593,380
		$ 593,380
Pharmaceuticals — 0.5%
Bausch Health Cos., Inc., Term Loan, 10.606%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	1,405	$ 1,380,307
Endo Luxembourg Finance Co. I SARL, Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 4/23/31	611	612,838
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (1 mo. USD Term SOFR + 9.50%), 11/14/28	236	243,136
		$ 2,236,281
Professional Services — 1.1%
AAL Delaware Holdco, Inc., Term Loan, 7/30/31(17)	225	$ 225,738
AlixPartners LLP, Term Loan, 6.971%, (1 mo. USD Term SOFR + 2.50%), 2/4/28	1,084	1,085,407
Boots Group Bidco Ltd., Term Loan, 7/16/32(17)	500	500,315
Borrower/Description	Principal Amount* (000's omitted)	Value
Professional Services (continued)
Camelot U.S. Acquisition LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 1/31/31	430	$ 430,260
Employbridge Holding Co.:
Term Loan, 9.796%, (3 mo. USD Term SOFR + 5.50%), 1/19/30	470	361,833
Term Loan - Second Lien, 9.307%, (3 mo. USD Term SOFR + 4.75%), 1/19/30	741	188,639
Grant Thornton Advisors LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 6/2/31	496	497,231
Mermaid Bidco, Inc., Term Loan, 7/3/31(17)	450	451,251
Neptune Bidco U.S., Inc., Term Loan, 9.429%, (3 mo. USD Term SOFR + 5.00%), 4/11/29	483	465,038
Tempo Acquisition LLC, Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 8/31/28	693	691,637
Trans Union LLC, Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	600	601,617
		$ 5,498,966
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 1/31/30	510	$ 514,163
Greystar Real Estate Partners LLC, Term Loan, 6.814%, (3 mo. USD Term SOFR + 2.50%), 8/21/30	1,081	1,083,548
		$ 1,597,711
Road & Rail — 0.3%
First Student Bidco, Inc.:
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 7/21/28	357	$ 358,054
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 7/21/28	109	109,788
Hertz Corp.:
Term Loan, 8.07%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	610	519,099
Term Loan, 8.07%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	120	101,906
Kenan Advantage Group, Inc., Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	397	395,877
		$ 1,484,724
Semiconductors & Semiconductor Equipment — 0.1%
MKS Instruments, Inc., Term Loan, 6.353%, (1 mo. USD Term SOFR + 2.00%), 8/17/29	516	$ 516,690
		$ 516,690

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software — 3.1%
Applied Systems, Inc., Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 2/24/31	758	$ 759,547
Astra Acquisition Corp.:
Term Loan, 0.00%, 2/25/28(5)	438	124,432
Term Loan, 0.00%, 10/25/28(5)	615	7,563
Boost Newco Borrower LLC, Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 1/31/31	846	848,136
Boxer Parent Co., Inc., Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 7/30/31	534	534,656
Central Parent, Inc., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 7/6/29	427	349,038
Cloud Software Group, Inc., Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 3/29/29	1,173	1,175,978
Cloudera, Inc., Term Loan, 8.206%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	792	762,108
Clover Holdings 2 LLC, Term Loan, 8.058%, (3 mo. USD Term SOFR + 3.75%), 12/9/31	599	598,623
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(20)	59	58,641
Cornerstone OnDemand, Inc., Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	347	328,987
Drake Software LLC, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	321	320,731
Epicor Software Corp., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	1,282	1,285,324
GoTo Group, Inc., Term Loan, 9.218%, (3 mo. USD Term SOFR + 4.75%), 4/28/28	427	377,596
Marcel LUX IV SARL, Term Loan, 7.31%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	720	726,625
McAfee LLC, Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	975	945,075
OID-OL Intermediate I LLC:
Term Loan, 8.708%, (3 mo. USD Term SOFR + 4.25%), 2/1/29	451	378,684
Term Loan, 10.308%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	110	113,778
Open Text Corp., Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	533	534,190
Polaris Newco LLC, Term Loan, 8.32%, (3 mo. USD Term SOFR + 3.75%), 6/2/28	710	697,620
RealPage, Inc., Term Loan, 7.557%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	453	452,946
Sabre GLBL, Inc.:
Term Loan, 8.706%, (1 mo. USD Term SOFR + 4.25%), 6/30/28	50	49,495
Term Loan, 10.456%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	277	277,213
SkillSoft Corp., Term Loan, 9.721%, (1 mo. USD Term SOFR + 5.25%), 7/14/28	386	361,974
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
SolarWinds Holdings, Inc., Term Loan, 8.34%, (1 mo. USD Term SOFR + 4.00%), 4/16/32	675	$ 668,250
UKG, Inc., Term Loan, 6.81%, (3 mo. USD Term SOFR + 2.50%), 2/10/31	1,634	1,636,142
Veritas U.S., Inc., Term Loan, 16.796%, (3 mo. USD Term SOFR + 12.50%), 12.296% cash, 4.50% PIK, 12/9/29	167	168,534
Vision Solutions, Inc., Term Loan, 8.57%, (3 mo. USD Term SOFR + 4.00%), 4/24/28	600	583,066
		$ 15,124,952
Specialty Retail — 0.9%
EG America LLC, Term Loan, 2/7/28(17)	500	$ 502,397
Great Outdoors Group LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 1/23/32	700	701,367
Harbor Freight Tools USA, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 6/11/31	542	531,381
Les Schwab Tire Centers, Term Loan, 6.833% - 6.856%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR+ 2.50%), 4/23/31	566	566,609
Mavis Tire Express Services Corp., Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	394	394,931
Petco Health & Wellness Co., Inc., Term Loan, 7.807%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	674	631,422
PetSmart, Inc., Term Loan, 8.206%, (1 mo. USD Term SOFR + 3.75%), 2/11/28	683	682,761
Speedster Bidco GmbH, Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 12/10/31	599	601,241
		$ 4,612,109
Trading Companies & Distributors — 0.7%
CD&R Hydra Buyer, Inc., Term Loan, 8.456%, (1 mo. USD Term SOFR + 4.00%), 3/25/31	494	$ 493,829
Core & Main LP, Term Loan, 6.27%, (6 mo. USD Term SOFR + 2.00%), 7/27/28	436	438,384
Foundation Building Materials Holding Co. LLC, Term Loan, 8.308%, (3 mo. USD Term SOFR + 4.00%), 1/29/31	298	288,004
Kodiak Building Partners, Inc., Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.75%), 12/4/31	159	154,218
Park River Holdings, Inc., Term Loan, 7.802%, (3 mo. USD Term SOFR + 3.25%), 12/28/27	636	627,775
Spin Holdco, Inc., Term Loan, 8.577%, (3 mo. USD Term SOFR + 4.00%), 3/4/28	1,020	904,749
White Cap Buyer LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	708	708,027
		$ 3,614,986

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Transportation Infrastructure — 0.3%
Brown Group Holding LLC, Term Loan, 6.808% - 6.856%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31	867	$ 869,322
KKR Apple Bidco LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	741	743,528
		$ 1,612,850
Total Senior Floating-Rate Loans (identified cost $147,609,168)		$143,574,534

Miscellaneous — 0.0%†
Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(7)(8)	$565,000	$ 0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(7)(8)	$333,000	$ 0
		$ 0
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(7)(8)	$400,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(7)(8)	459,000	0
		$ 0
Surface Transport — 0.0%†
Hertz Corp., Escrow Certificates(8)	$105,000	$ 19,950
		$ 19,950
Total Miscellaneous (identified cost $0)		$ 19,950

Short-Term Investments — 2.3%
Affiliated Fund — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(21)	10,701,773	$ 10,701,773
Total Affiliated Fund (identified cost $10,701,773)		$ 10,701,773

U.S. Treasury Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 11/12/25(22)	$650	$ 642,135
Total U.S. Treasury Obligations (identified cost $642,133)		$ 642,135
Total Short-Term Investments (identified cost $11,343,906)		$ 11,343,908
Total Purchased Swaptions —0.0%† (identified cost $167,189)		$ 184,813
Total Investments — 99.6% (identified cost $485,902,000)		$489,045,812
Less Unfunded Loan Commitments — (0.0)%†		$ (144,024)
Net Investments — 99.6% (identified cost $485,757,976)		$488,901,788
Total Written Swaptions —(0.0)%† (premiums received $20,189)		$ (27,124)
Other Assets, Less Liabilities — 0.4%		$ 1,989,449
Net Assets — 100.0%		$490,864,113
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $261,506,902 or 53.3% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at July 31, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2025.
(5)	The issuer is in default on the payment of principal but continues to pay interest.
(6)	When-issued, variable rate security whose interest rate will be determined after July 31, 2025.
(7)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(8)	Non-income producing security.
(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

(10)	Restricted security.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $53,721,580 or 10.9% of the Fund's net assets.
(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(13)	When-issued security.
(14)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(15)	Security converts to variable rate after the indicated fixed-rate coupon period.
(16)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(17)	This Senior Loan will settle after July 31, 2025, at which time the interest rate will be determined.
(18)	Principal amount is less than $500.
(19)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any. At July 31, 2025, the total value of unfunded loan commitments is $142,986.
(20)	Fixed-rate loan.
(21)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.
(22)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Credit Default Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to buy protection on Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.44.V1) at 107, expiring 9/17/30	Goldman Sachs International	USD	21,030,043	9/17/25	$184,813
Total					$184,813
†	Amount is less than 0.05% or (0.05)%, as applicable.

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Written Credit Default Swaptions (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to buy protection on Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.44.V1) at 102, expiring 9/17/30	Goldman Sachs International	USD	(21,030,043)	9/17/25	$(27,124)
Total					$(27,124)
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	670,104	EUR	577,970	State Street Bank and Trust Company	8/4/25	$ 10,525	$ —
USD	624,606	EUR	530,723	State Street Bank and Trust Company	9/30/25	16,658	—
EUR	474,469	USD	545,394	Bank of America, N.A.	10/31/25	—	(784)
EUR	324,140	USD	376,573	State Street Bank and Trust Company	10/31/25	—	(4,514)
EUR	577,970	USD	673,978	State Street Bank and Trust Company	10/31/25	—	(10,566)
USD	61,889,702	EUR	53,354,962	State Street Bank and Trust Company	10/31/25	647,218	—
USD	1,250,016	EUR	1,076,000	State Street Bank and Trust Company	10/31/25	14,950	—
USD	704,100	EUR	603,808	State Street Bank and Trust Company	10/31/25	11,030	—
USD	17,007,938	GBP	12,708,424	Citibank, N.A.	10/31/25	210,671	—
USD	669,366	GBP	500,000	Citibank, N.A.	10/31/25	8,495	—
						$919,547	$(15,864)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(145)	Short	9/19/25	$(16,104,063)	$ (83,940)
U.S. Long Treasury Bond	(54)	Short	9/19/25	(6,166,125)	(105,193)
					$(189,133)

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Single Family Rental	Goldman Sachs International	$899	7.85% (pays annually)	7.98%	3/18/28	$8,866	$1,320	$10,186
Total		$899				$8,866	$1,320	$10,186
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $899,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
STACR	– Structured Agency Credit Risk
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund entered into credit default swap contracts and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund enters into U.S. Treasury futures contracts to change the effective duration of its portfolio.
At July 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At July 31, 2025, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	17,982	$107,983	$350,658
Total Restricted Securities			$107,983	$350,658
Affiliated Investments
At July 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $10,701,773, which represents 2.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$13,381,467	$207,399,109	$(210,078,803)	$ —	$ —	$10,701,773	$366,228	10,701,773
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 44,954,659	$ —	$ 44,954,659
Collateralized Mortgage Obligations	—	36,961,624	—	36,961,624
Commercial Mortgage-Backed Securities	—	15,713,998	—	15,713,998
Common Stocks	73,262	532,794	2,164,676	2,770,732
Convertible Bonds	—	1,581,122	—	1,581,122
Corporate Bonds	—	231,857,350	—	231,857,350
Preferred Stocks	—	83,122	—	83,122
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	143,430,510	—	143,430,510

Eaton Vance
Multi-Asset Credit Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Miscellaneous	$ —	$ 19,950	$ 0	$ 19,950
Short-Term Investments:
Affiliated Fund	10,701,773	—	—	10,701,773
U.S. Treasury Obligations	—	642,135	—	642,135
Purchased Credit Default Swaptions	—	184,813	—	184,813
Total Investments	$10,775,035	$475,962,077	$2,164,676	$488,901,788
Forward Foreign Currency Exchange Contracts	$ —	$ 919,547	$ —	$ 919,547
Swap Contracts	—	8,866	—	8,866
Total	$10,775,035	$476,890,490	$2,164,676	$489,830,201
Liability Description
Written Credit Default Swaptions	$ —	$ (27,124)	$ —	$ (27,124)
Forward Foreign Currency Exchange Contracts	—	(15,864)	—	(15,864)
Futures Contracts	(189,133)	—	—	(189,133)
Total	$ (189,133)	$ (42,988)	$ —	$ (232,121)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2025 is not presented.
Investment Valuation - Derivatives. Options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Swaptions - A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.
For additional information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.